RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions
Significant related party transactions were as follows (RMB in millions):

	2022	2023

Commissions/service fee from Tongcheng Travel (a)	148	253
Commissions from H World (a)	55	248
Commissions from BTG (a)	38	129
Service fee from Shangcheng (b)	172	200
Commissions/service fee to Tongcheng Travel (c)	21	51
Loans provided to Lvyue (d)	224	20
Repayment of loan from Lvyue (d)	100	89

(a)
Tongcheng Travel (an equity method investee of the Company), H World (which has a director in common with the Company and a director who is a family member of one of the Company’s officers) and BTG (an equity method investee of the Company), have entered into agreements with the Company, respectively, to provide hotel rooms for its end users. The transactions above represent the commissions earned from these related parties. The Company also provides technology service to Tongcheng Travel and earns a service fee.

(b)
The Company provided Shangcheng, an equity method investee of the Company, the access to the platform of the Company for Shangcheng to provide financial services to the Company’s users. In exchange, the Company receives technology service fees from Shangcheng. In 2022 and 2023, the total technology service fees from Shangcheng amounted to RMB
172 million and RMB200 million.

(c)
The Company entered into agreements with Tongcheng Travel, under which Tongcheng Travel uses its platform to promote the hotel rooms provided by the Company’s travel suppliers. In addition, the Company and Tongcheng Travel also provide marketing and other services to each other and earn service fee.

(d)
In 2022
 and 2023
, the Company provided loans of RMB224
million and RMB20
million to Lvyue (an equity method investee of the Company), with repayment terms of
 3~15
months. In 2022 and 2023, Lvyue repaid RMB
113 million and RMB90
million of the loan and interest to the Company, respectively. For the years ended December 31, 2022 and 2023, the total interest income from Lvyue amounted to RMB
18 million and RMB7 million.

Schedule of significant balances with related parties
Significant balances with related parties were as follows (RMB in millions):

	2022	2023

Due from related parties, curren t :
Trade related
Due from Tongcheng Travel	1,253	2,268
Due from others	265	404
Non-trade related
Due from Related Lvyue	178	115
Due from Related Tujia	52	55
	1,748	2,842

Due from related parties , non-current:
Non-trade related
Due from others	25	25

	25	25

Due to related parties , current:
Trade related
Due to Tongcheng Travel	25	27
Due to others	131	276

	156	303